COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of Sales [Abstract]
Cash operating costs	$ 2,554	$ 2,160	$ 2,012
Royalties	185	162	181
Other cash costs	14	12	13
Total cash costs	2,753	2,334	2,206
Retrenchment costs	6	2	2
Rehabilitation and other non-cash costs	0	38	32
Amortisation of tangible assets (notes 30 and 34)	551	411	526
Amortisation of right of use assets (notes 14, 30 and 34)	81	63	47
Amortisation of intangible assets (notes 15, 30 and 34)	1	3	2
Inventory change	(30)	6	14
Cost of sales	$ 3,362	$ 2,857	$ 2,829	[1]

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.